Inventories	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Inventories
11. Inventories

	June 30, 2025	December 31 2024
	$	$
Raw materials and consumables	236,239	162,003
Total	236,239	162,003
Raw materials and consumables are used in the ordinary course of business during the rendering of services and included as inventory.